Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.08757%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,842,024.85

Principal:
Principal Collections	$25,137,520.72
Prepayments in Full	$12,035,418.83
Liquidation Proceeds	$418,915.26
Recoveries	$114,409.79
Sub Total	$37,706,264.60
Collections	$41,548,289.45

Purchase Amounts:
Purchase Amounts Related to Principal	$100,705.64
Purchase Amounts Related to Interest	$688.97
Sub Total	$101,394.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,649,684.06

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,649,684.06
Servicing Fee	$741,565.06	$741,565.06	$0.00	$0.00	$40,908,119.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,908,119.00
Interest - Class A-2a Notes	$420,472.57	$420,472.57	$0.00	$0.00	$40,487,646.43
Interest - Class A-2b Notes	$274,324.65	$274,324.65	$0.00	$0.00	$40,213,321.78
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$38,125,680.11
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$37,826,296.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,826,296.78
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$37,607,001.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,607,001.11
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$37,456,590.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,456,590.19
Regular Principal Payment	$34,439,505.94	$34,439,505.94	$0.00	$0.00	$3,017,084.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,017,084.25
Residual Released to Depositor	$0.00	$3,017,084.25	$0.00	$0.00	$0.00
Total		$41,649,684.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,439,505.94
Total					$34,439,505.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,089,711.80	$57.40	$420,472.57	$1.20	$20,510,184.37	$58.60
Class A-2b Notes	$14,349,794.14	$57.40	$274,324.65	$1.10	$14,624,118.79	$58.50
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$34,439,505.94	$21.81	$3,451,528.81	$2.19	$37,891,034.75	$24.00

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$90,586,550.31	0.2588187	$70,496,838.51	0.2014195
Class A-2b Notes	$64,704,678.81	0.2588187	$50,354,884.67	0.2014195
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$784,231,229.12	0.4966821	$749,791,723.18	0.4748703

Pool Information
Weighted Average APR	5.105%	5.134%
Weighted Average Remaining Term	42.79	42.08
Number of Receivables Outstanding	32,734	31,826
Pool Balance	$889,878,071.33	$851,657,429.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$825,210,963.13	$790,198,147.56
Pool Factor	0.5175573	0.4953280

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$61,459,281.90
Targeted Overcollateralization Amount	$101,865,706.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,865,706.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		110	$528,081.42
(Recoveries)		46	$114,409.79
Net Loss for Current Collection Period			$413,671.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5578%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4123%
Second Prior Collection Period			0.8464%
Prior Collection Period			0.6411%
Current Collection Period			0.5701%
Four Month Average (Current and Prior Three Collection Periods)			0.6175%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,510	$9,438,652.43
(Cumulative Recoveries)			$1,188,081.56
Cumulative Net Loss for All Collection Periods			$8,250,570.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4799%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,250.76
Average Net Loss for Receivables that have experienced a Realized Loss			$5,463.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	317	$11,308,300.00
61-90 Days Delinquent	0.17%	39	$1,481,299.96
91-120 Days Delinquent	0.03%	5	$257,152.28
Over 120 Days Delinquent	0.09%	18	$737,577.53
Total Delinquent Receivables	1.62%	379	$13,784,329.77

Repossession Inventory:
Repossessed in the Current Collection Period		23	$985,809.69
Total Repossessed Inventory		35	$1,588,725.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1850%
Prior Collection Period			0.2047%
Current Collection Period			0.1948%
Three Month Average			0.1948%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2907%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	148	$5,625,127.57
2 Months Extended	201	$7,804,105.63
3+ Months Extended	31	$1,101,173.16

Total Receivables Extended	380	$14,530,406.36
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer